August 2, 2017
VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:	Pine Grove Alternative Institutional Fund (the "Registrant")
File No.: 333-189791/811-22860
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Pine Grove Alternative Institutional Fund, dated August 1, 2017, do not differ from those contained in Post-Effective Amendment No. 8 ("PEA No. 8") of the Registrant's Registration Statement which was filed electronically with the Commission via EDGAR on July 26, 2017 (accession number 0001435109-17-000515).
If you would like to discuss this filing in further detail or if you have any questions, please feel free to contact me at (207) 347-2075, or via e-mail at gino.malaspina@atlanticfundservices.com. Thank you.
Best regards,

/s/ Gino Malaspina
Gino Malaspina, Esq.
Secretary and Vice President